UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

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Ellsworth Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Ellsworth Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. - Schedule of Investments - unaudited

December 31, 2013

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - 63.5%

Airlines - 1.4%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BBB)	$1,375,000	$1,868,281

Biotechnology - 8.1%
Array BioPharma Inc., 3.00%, Due 6/1/20, (BBB)	250,000	260,938
Cubist Pharmaceuticals, Inc., 1.125%, Due 9/1/18, (A) (1)	550,000	634,219
Cubist Pharmaceuticals, Inc., 1.875%, Due 9/1/20, (A) (1)	550,000	630,094
Exelixis, Inc., 4.25%, Due 8/15/19, (BBB)	500,000	614,688
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	2,493,750
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	1,000,000	3,300,005
Incyte Corp., 0.375%, Due 11/15/18, (A) (1)	350,000	420,219
Incyte Corp., 1.25%, Due 11/15/20, (A) (1)	350,000	426,344
Merrimack Pharmaceuticals, Inc., 4.50%, Due 7/15/20, (BB)	500,000	518,750
OPKO Health Inc., 3.00%, Due 2/1/33, (BBB) (1)	400,000	523,750
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (AA)	250,000	820,469
		10,643,226
Capital Markets - 2.0%
BlackRock Kelso Capital Corp., 5.50%, Due 2/15/18, (BBB)	1,500,000	1,541,250
FXCM Inc., 2.25%, Due 6/15/18, (AA)	1,000,000	1,130,000
		2,671,250
Chemicals - 0.2%
RPM International Inc., 2.25%, Due 12/15/20, (BBB)	250,000	277,969

Communications Equipment - 2.1%
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	171,188
Ixia, 3.00%, Due 12/15/15, (A)	500,000	541,250
Infinera Corp., 1.75%, Due 6/1/18, (A) (1)	750,000	807,656
InterDigital, Inc., 2.50%, Due 3/15/16, (A)	1,250,000	1,277,344
		2,797,438
Computers & Peripherals - 0.8%
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	750,000	1,109,062

Construction & Engineering - 0.4%
Layne Christensen Co., 4.25%, Due 11/15/18, (A) (1)	500,000	501,562

Consumer Finance - 2.6%
DFC Global Corp., 3.25%, Due 4/15/17, (B)	1,250,000	1,121,875
Encore Capital Group, Inc., 3.00%, Due 11/27/17, (BBB)	500,000	840,000
Encore Capital Group, Inc., 3.00%, Due 7/1/20, (BBB) (1)	750,000	946,406
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/20, (AA) (1)	500,000	550,312
		3,458,593
Diversified Consumer Services - 0.4%
Ascent Capital Group, Inc., 4.00%, Due 7/15/20, (A)	500,000	535,312

Diversified Telecommunications Services - 1.2%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	830,000
Liberty Media Corp., 1.375%, Due 10/15/23, (AA) (1)	750,000	750,469
		1,580,469
Electrical Equipment - 0.2%
SolarCity Corp., 2.75%, Due 11/1/18, (BBB)	250,000	297,031

Electronic Equipment Instruments - 0.7%
InvenSense, Inc., 1.75%, Due 11/1/18, (AA) (1)	750,000	877,031

Ellsworth Fund Ltd. - Schedule of Investments - continued

December 31, 2013

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Energy Equipment & Services - 1.8%
Bristow Group Inc., 3.00%, Due 6/15/38, (BB)	$1,155,000	$1,422,094
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19, (BB)	750,000	894,375
		2,316,469
Food Products - 0.5%
Chiquita Brands International, 4.25%, Due 8/15/16, (CCC)	700,000	682,500

Health Care Equipment & Supplies - 0.6%
Insulet Corp., 3.75%, Due 6/15/16, (A)	500,000	736,875

Health Care Providers & Services - 1.0%
Molina Healthcare Inc., 1.125%, Due 1/15/20, (A) (1)	1,250,000	1,320,312

Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc., 1.25%, Due 7/1/20, (A) (1)	750,000	844,688

Hotels, Restaurants & Leisure - 1.0%
MGM Resorts International, 4.25%, Due 4/15/15, (B)	1,000,000	1,377,500

Household Durables - 1.4%
Jarden Corp., 1.875%, Due 9/15/18, (BB)	1,250,000	1,779,750

Insurance - 0.7%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (A)	750,000	980,156

Internet & Catalog Retail - 2.6%
Move, Inc., 2.75%, Due 9/1/18, (A) (1)	500,000	565,625
Priceline.com Inc., 1.00%, Due 3/15/18, (BBB)	1,700,000	2,352,375
Shutterfly, Inc., 0.25%, Due 5/15/18, (A) (1)	500,000	537,188
		3,455,188
Internet Software & Services - 2.2%
CardTronics, Inc., 1.00%, Due 12/1/20, (A)	250,000	249,845
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,000,000	1,582,500
Web.com Group, Inc., 1.00%, Due 8/15/18, (A)	1,000,000	1,127,500
		2,959,845
IT Services - 0.9%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (AA)	900,000	1,209,938

Life Science Tools & Services - 0.8%
Illumina, Inc., 0.25%, Due 3/15/16, (AA) (1)	750,000	1,043,906

Machinery - 0.9%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	750,000	1,162,031

Metals & Mining - 3.0%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BBB)	400,000	647,520
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	1,000,000	1,490,625
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)
(convertible into AuRico Gold Inc. common shares)	600,000	577,500
RTI International Metals, Inc., 3.00%, Due 12/1/15, (A)	600,000	682,875
RTI International Metals, Inc., 1.625%, Due 10/15/19, (A)	500,000	527,812
		3,926,332

Ellsworth Fund Ltd. - Schedule of Investments - continued

December 31, 2013

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Oil, Gas & Consumable Fuels - 1.6%
Clean Energy Fuels Corp., 5.25%, Due 10/1/18, (BBB) (1)	$500,000	$511,250
Goodrich Petroleum Corp., 5.00%, Due 10/1/32, (CCC)	992,000	1,014,320
Ship Finance International Ltd., 3.25%, Due 2/1/18, (B)	500,000	523,750
		2,049,320
Pharmaceuticals - 2.0%
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	500,000	1,641,875
Salix Pharmaceuticals, Ltd., 2.75%, Due 5/15/15, (B)	300,000	591,750
Salix Pharmaceuticals, Ltd., 1.50%, Due 3/15/19, (B)	300,000	448,688
		2,682,313
Real Estate Investment Trusts - 3.0%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/18, (A)	1,000,000	1,000,625
Colony Financial, Inc., 5.00%, Due 4/15/23, (AA)	1,250,000	1,286,719
IAS Operating Partnership LP, 5.00%, Due 3/15/18, (NR)
(exchangeable for Invesco Mortgage Capital Inc. common stock)	500,000	461,562
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	500,000	758,750
RAIT Financial Trust, 4.00%, Due 10/1/33, (BBB)	500,000	497,500
		4,005,156
Real Estate Management - 0.8%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20, (B) (1)	1,000,000	1,023,750

Semiconductors & Semiconductor Equipment - 7.6%
GT Advanced Technologies Inc., 3.00%, Due 10/1/17, (BBB)	500,000	687,812
GT Advanced Technologies Inc., 3.00%, Due 12/15/20, (BBB)	350,000	356,125
Intel Corp., 2.95%, Due 12/15/35, (A) (2)	1,150,000	1,290,875
Micron Technology, Inc., 3.125%, Due 5/1/32, (BB)	500,000	1,140,938
Micron Technology, Inc., 3.00%, Due 11/15/43, (BB)	750,000	742,031
NVIDIA Corp., 1.00%, Due 12/1/18, (BB) (1)	500,000	514,375
Photronics, Inc., 3.25%, Due 4/1/16, (A)	1,000,000	1,153,750
ReneSola Ltd., 4.125%, Due 3/15/18, (BB)	250,000	197,825
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (A)	500,000	573,750
Spansion LLC, 2.00%, Due 9/1/20, (B) (1)	500,000	585,312
SunEdison, Inc., 2.75%, Due 1/1/21, (BB) (1)	500,000	559,700
SunPower Corp., 4.50%, Due 3/15/15, (BBB)	1,000,000	1,405,625
Xilinx, Inc., 2.625%, Due 6/15/17, (A)	500,000	800,000
		10,008,118
Software - 6.3%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	750,000	1,008,750
Concur Technologies, Inc., 0.50%, Due 6/15/18, (A)	375,000	436,172
Mentor Graphics Corp., 4.00%, Due 4/1/31, (AA)	1,000,000	1,334,375
NQ Mobile Inc., 4.00%, Due 10/15/18, (BB) (1)	500,000	352,500
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	2,000,000	2,101,250
Proofpoint, Inc., 1.25%, Due 12/15/18, (AA) (1)	650,000	704,031
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (A)	1,250,000	1,448,438
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18, (BBB)	1,000,000	970,000
		8,355,516
Textiles, Apparel & Luxury Goods - 1.8%
Iconix Brand Group, Inc., 1.50%, Due 3/15/18, (A)	750,000	1,027,500
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	1,000,000	1,378,125
		2,405,625
Trading Companies & Distributors - 0.7%
Kaman Corp., 3.25%, Due 11/15/17, (A)	750,000	968,906

Wireless Telecommunications - 1.4%
SBA Communications Corp., 4.00%, Due 10/1/14, (AA)	600,000	1,779,000

Total Convertible Bonds and Notes		83,690,418

Ellsworth Fund Ltd. - Schedule of Investments - continued

December 31, 2013

		Value
	Shares	(Note 1)
Convertible Preferred Stock - 12.4%

Commercial Banks - 2.9%
Huntington Bancshares, Inc., 8.50%, (BB)	1,250	$1,587,500
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,210,000
		3,797,500
Diversified Financial Services - 1.3%
Bank of America Corp., 7.25%, (BB)	1,600	1,697,600

Food Products - 1.8%
Post Holdings, Inc., 3.75%, (B)	8,300	999,154
Post Holdings, Inc., 2.50%, (B) (1)	5,000	500,000
Bunge Ltd., 4.875%, (BB)	7,500	806,625
		2,305,779
Machinery - 0.9%
Stanley Black & Decker, Inc., 4.75%, (BBB)	7,800	968,214
Stanley Black & Decker, Inc., 6.25%, (BBB)	2,500	256,925
		1,225,139
Oil, Gas & Consumable Fuels - 2.0%
Chesapeake Energy Corp., 5.75%, (B)	1,550	1,801,875
Halcon Resources Corp., 5.75%, (CCC)	1,000	804,000
		2,605,875
Real Estate Investment Trusts - 2.0%
Health Care REIT, Inc., 6.50%, (BB)	20,000	1,025,200
Weyerhaeuser Co., 6.375%, (BBB)	30,000	1,673,700
		2,698,900
Specialty Retail - 0.6%
Amerivon Holdings LLC, 4.00%, (NR) (1,3,4)	643,516	763,660
Amerivon Holdings LLC, common equity units, (NR) (1,3,4)	272,728	16,364
		780,024
Thrift & Mortgage Finance - 0.9%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,179,120

Total Convertible Preferred Stock		16,289,937

Mandatory Convertible Securities - 7.9% (5)

Aerospace & Defense - 2.0%
United Technologies Corp., 7.50%, Due 8/1/15, (BBB)	40,000	2,618,800

Electric Utilities - 1.6%
NextEra Energy, Inc., 5.599%, Due 6/1/15, (BBB)	7,500	432,075
NextEra Energy, Inc., 5.799%, Due 9/1/16, (BBB)	10,000	501,900
NextEra Energy, Inc., 5.889%, Due 9/1/15, (BBB)	20,000	1,136,200
		2,070,175
Insurance - 1.4%
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	25,000	788,500
Maiden Holdings, Ltd., 7.25%, Due 9/15/16, (NR)	22,500	1,011,375
		1,799,875
Multi-Utilities-1.0%
Dominion Resources, Inc., 6.125%, Due 4/1/16, (BBB)	12,500	676,500
Dominion Resources, Inc., 6.00%, Due 7/1/16, (BBB)	12,500	677,625
		1,354,125
Road & Rail - 1.0%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,283,200

Ellsworth Fund Ltd. - Schedule of Investments - continued

December 31, 2013

		Value
	Shares	(Note 1)
Mandatory Convertible Securities - continued

Wireless Telecommunications - 0.9%
Crown Castle International Corp., 4.50%, Due 11/1/16, (B)	12,500	$1,250,875

Total Mandatory Convertible Securities (5)		10,377,050

Common Stock - 15.4%

Automobiles - 0.6%
Ford Motor Co.	50,000	771,500

Computers & Peripherals - 1.1%
EMC Corp.	60,000	1,509,000

Diversified Financial Services - 0.8%
Citigroup Inc.	19,546	1,018,542

Diversified Telecommunications Services - 3.0%
AT&T Inc.	70,000	2,461,200
Verizon Communications Inc.	30,000	1,474,200
		3,935,400
Food Products - 0.8%
ConAgra Foods, Inc.	30,000	1,011,000

Industrial Conglomerates - 0.6%
General Electric Co.	30,000	840,900

Insurance - 0.6%
MetLife, Inc.	14,175	764,316

Media - 0.9%
Walt Disney Co.	15,000	1,146,000

Oil, Gas & Consumable Fuels - 1.4%
ConocoPhillips	26,782	1,892,148

Pharmaceuticals - 4.2%
AbbVie Inc.	25,000	1,320,250
Bristol Myers Squibb Co.	10,000	531,500
Eli Lilly & Co.	15,000	765,000
Merck & Co., Inc.	32,651	1,634,183
Pfizer Inc.	40,000	1,225,200
		5,476,133
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	25,000	649,000

Software - 1.0%
Microsoft Corp.	33,600	1,257,648

Total Common Stock		20,271,587

Total Convertible Bonds and Notes - 63.5%		$83,690,418
Total Convertible Preferred Stock - 12.4%		16,289,937
Total Mandatory Convertible Securities - 7.9%		10,377,050
Common Stock - 15.4%		20,271,587
Total Investments - 99.2%		130,628,992

Other Assets and Liabilities, Net - 0.8%		1,077,080
Total Net Assets - 100.0%		$131,706,072

Ellsworth Fund Ltd. - Schedule of Investments – continued

December 31, 2013

(1) Security not registered under the Securities Act of 1933, as amended (the “Securities Act”) (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at December 31, 2013 was $16,910,723 which represented 12.8% of the Fund’s net assets.

(2) Contingent payment debt instrument which accrues contingent interest.

(3) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $780,024 at December 31, 2013, which represented 0.6% of the Fund's net assets.

(4) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of December 31, 2013, the Fund was invested in the following restricted securities:

				Price per		% Net
Security	Acquisition Date	Shares	Cost	Share	Value	Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	643,516	$1,500,000	$1.187	$763,660	0.6%

Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.060	16,364	0.0%

(5) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, but is rated by at least one other rating agency, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply). NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	0%
AA	11%
A	26%
BBB	26%
BB	19%
B	12%
CCC & below	2%
Not Rated	4%

* Excludes common stocks and cash. See accompanying notes.

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - unaudited

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - continued

The following is a summary of the inputs used to value the investments of the Fund as of
December 31, 2013:

	Level 1	Level 2	Level 3	Totals

Investments in Securities:
Common Stock:
Automobiles	$771,500	$—	$—	$771,500
Computers & Peripherals	1,509,000	—	—	1,509,000
Diversified Financial Services	1,018,542	—	—	1,018,542
Diversified Telecommunications Services	3,935,400	—	—	3,935,400
Food Products	1,011,000	—	—	1,011,000
Industrial Conglomerates	840,900	—	—	840,900
Insurance	764,316	—	—	764,316
Media	1,146,000	—	—	1,146,000
Oil, Gas & Consumable Fuels	1,892,148	—	—	1,892,148
Pharmaceuticals	5,476,133	—	—	5,476,133
Semiconductors & Semiconductor Equipment	649,000	—	—	649,000
Software	1,257,648	—	—	1,257,648
Total Common Stock	20,271,587	—	—	20,271,587

Convertible Bonds and Notes	—	83,690,418	—	83,690,418

Convertible Preferred Stock:
Commercial Banks	—	3,797,500	—	3,797,500
Diversified Financial Services	—	1,697,600	—	1,697,600
Food Products	—	2,305,779	—	2,305,779
Machinery	—	1,225,139	—	1,225,139
Oil, Gas & Consumable Fuels	—	2,605,875	—	2,605,875
Real Estate Investment Trusts	—	2,698,900	—	2,698,900
Specialty Retail	—	—	780,024	780,024
Thrift & Mortgage Finance	—	1,179,120	—	1,179,120
Total Preferred Stock	—	15,509,913	780,024	16,289,937

Mandatory Convertible Securities	—	10,377,050	—	10,377,050
Total Investments	$20,271,587	$109,577,381	$780,024	$130,628,992

Refer to the Fund’s Portfolio of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at December 31, 2013, the end of the reporting period. The Fund recognized no transfers to or from Level 1 and Level 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Description	Investments in Securities

Beginning balance as of September 30, 2013	$776,999
Proceeds from sales	—
Gain/loss	—
Change in unrealized appreciation (depreciation)	3,025
Net transfers in/out of Level 3	—
Balance as of December 31, 2013	$780,024

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - continued

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2013:

	Fair Value December 31, 2013	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Amerivon Holdings LLC series A cv. pfd. and common equity units	$780,024	Market Comparables/ Sum of the Parts Valuation/ Dividend Analysis	Liquidity Discount	Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received. Contingent interest income amounted to $14,723 for the three months ended December 31, 2013. In addition, Federal tax regulations require the Fund to reclassify realized gains (losses) on contingent payment debt instruments to interest income. At December 31, 2013, there were unrealized losses of approximately two cents per share on contingent payment debt instruments.

Note 3 - Federal Income Tax Cost - At December 31, 2013, the cost basis of investments for federal income tax purposes, as well as unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation	$23,922,977
Unrealized depreciation	(2,177,544)
Net unrealized appreciation	21,745,433

Cost for federal income tax purposes	$108,883,559

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 28, 2014 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By:

/s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: February 28, 2014

By:

/s/Gary I. Levine

Gary I. Levine

Chief Financial Officer

(Principal Financial Officer)

Date: February 28, 2014